Lease liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Lease liabilities.
Schedule of lease liabilities
	December 31,			December 31,
	2020	2019	2018	2020	2019	2018
	(Euro, in thousands)			(Euro, in thousands)
	Lease payments			Present value of lease payments
Lease liabilities

Within one year	€6,772	€6,189		€6,401	€5,826
In the second to fifth years inclusive	20,399	16,320		19,833	15,783
After five years	3,214	3,844		3,201	3,775
	€30,385	€26,353	€-	€29,436	€25,384	€-

Less future finance charges	949	969
Present value of lease liabilities	€29,436	€25,384	€-

Less amount due for settlement within 12 months				6,401	5,826
Amount due for settlement after 12 months				€23,035	€19,558	€-